As filed with the Securities and Exchange Commission on April 12, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 – February 28, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report

(Unaudited)

February 28, 2017

MAI Managed Volatility Fund

Managed By MAI Capital Management, LLC

TABLE OF CONTENTS

Schedule of Investments	1
Schedule of Call and Put Options Written	2
Notes to Schedules of Investments and Call and Put Options Written	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Additional Information	17

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017

Shares	Security Description			Value
Common Stock - 45.6%
Communications - 0.8%
17,100	Verizon Communications, Inc. (a)(b)			$848,673

Consumer Discretionary - 5.2%
33,000	Comcast Corp., Class A (a)(b)			1,234,860
8,000	McDonald's Corp. (a)(b)			1,021,200
15,200	Target Corp. (a)			893,304
9,800	The Home Depot, Inc. (a)(b)			1,420,118
10,800	The Walt Disney Co. (a)(b)			1,188,972
				5,758,454
Consumer Staples - 6.4%
14,600	Altria Group, Inc. (a)(b)			1,093,832
16,400	CVS Health Corp. (a)(b)			1,321,512
12,700	Diageo PLC, ADR (a)			1,451,737
26,600	Mondelez International, Inc., Class A (a)(b)			1,168,272
15,400	PepsiCo, Inc. (a)(b)			1,699,852
3,100	The Procter & Gamble Co. (a)(b)			282,317
				7,017,522
Energy - 4.4%
6,200	Chevron Corp. (a)(b)			697,500
10,500	Exxon Mobil Corp. (b)			853,860
40,600	Kinder Morgan, Inc. (a)(b)			865,186
11,700	Marathon Petroleum Corp. (a)(b)			580,320
14,600	Occidental Petroleum Corp. (a)(b)			957,030
10,500	Schlumberger, Ltd. (a)(b)			843,780
				4,797,676
Financials - 4.4%
22,900	Bank of America Corp. (a)(b)			565,172
8,400	Chubb, Ltd. (a)(b)			1,160,628
8,000	FNF Group (a)(b)			306,640
7,500	JPMorgan Chase & Co. (a)(b)			679,650
17,000	MetLife, Inc. (a)(b)			891,480
21,500	Wells Fargo & Co. (a)(b)			1,244,420
				4,847,990
Health Care - 7.6%
19,200	Abbott Laboratories (a)(b)			865,536
8,900	Amgen, Inc. (a)(b)			1,571,117
15,700	Bristol-Myers Squibb Co. (a)(b)			890,347
5,600	Cardinal Health, Inc. (a)			455,672
11,100	Johnson & Johnson (a)			1,356,531
13,925	Medtronic PLC (a)(b)			1,126,672
30,300	Pfizer, Inc. (a)			1,033,836
6,200	UnitedHealth Group, Inc. (a)(b)			1,025,356
				8,325,067
Industrials - 5.5%
44,900	General Electric Co. (a)(b)			1,338,469
8,500	Honeywell International, Inc. (a)(b)			1,058,250
9,100	Raytheon Co. (a)(b)			1,402,765
7,900	The Boeing Co. (a)(b)			1,423,817
2,700	United Parcel Service, Inc., Class B (a)(b)			285,552
4,700	United Technologies Corp. (a)			528,985
				6,037,838
Information Technology - 8.0%
11,500	Apple, Inc. (a)(b)			1,575,385
Shares	Security Description			Value
37,900	Cisco Systems, Inc. (a)(b)			$1,295,422
37,500	Intel Corp. (a)(b)			1,357,500
24,500	Microsoft Corp. (a)(b)			1,567,510
23,500	Oracle Corp. (a)(b)			1,000,865
27,000	QUALCOMM, Inc. (a)(b)			1,524,960
7,000	Xilinx, Inc. (a)(b)			411,740
				8,733,382
Materials - 0.8%
14,600	The Dow Chemical Co. (a)(b)			908,996
Real Estate - 0.8%
25,100	Weyerhaeuser Co. REIT (a)(b)			846,372
Utilities - 1.7%
14,000	NextEra Energy, Inc. (a)(b)			1,834,000

Total Common Stock (Cost $46,320,810)				49,955,970
Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 31.1%
U.S. Treasury Securities - 31.1%
$2,710,000	U.S. Treasury Bill (c)	0.48%	03/02/17	2,709,968
5,400,000	U.S. Treasury Bill (c)	0.50	03/09/17	5,399,465
2,580,000	U.S. Treasury Bill (c)	0.48	03/23/17	2,579,353
2,550,000	U.S. Treasury Bill (c)	0.46	04/06/17	2,548,888
2,590,000	U.S. Treasury Bill (c)	0.59	06/01/17	2,586,392
2,550,000	U.S. Treasury Bill (c)	0.45	06/22/17	2,545,683
2,670,000	U.S. Treasury Bill (c)	0.60	07/06/17	2,664,681
2,550,000	U.S. Treasury Bill (c)	0.56	08/17/17	2,542,013
2,590,000	U.S. Treasury Bill (c)	0.70	11/09/17	2,576,340
2,590,000	U.S. Treasury Bill (c)	0.83	12/07/17	2,574,100
2,670,000	U.S. Treasury Bill (c)	0.84	01/04/18	2,651,625
2,710,000	U.S. Treasury Bill (c)	0.84	02/01/18	2,689,643
				34,068,151
Total U.S. Government & Agency Obligations (Cost $34,068,208)				34,068,151
Shares	Security Description			Value
Money Market Fund (d) - 22.6%
24,762,773	Fidelity Investments Money Market Government Portfolio – Class I, 0.46% (e) (Cost $24,762,773)			24,762,773
Total Investments - 99.3% (Cost $105,151,791)*				$108,786,894
Total Written Options - (1.3)% (Premiums Received $(1,279,804))*				(1,368,064)
Other Assets & Liabilities, Net – 2.0%				2,142,530
Net Assets – 100.0%				$109,561,360

See Notes to Financial Statements.	1

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (1.3)%
Call Options Written - (1.1)%
(41)	Abbott Laboratories	$42.00	03/17	$(12,710)
(27)	Abbott Laboratories	44.00	03/17	(3,713)
(40)	Abbott Laboratories	44.00	04/17	(6,320)
(27)	Abbott Laboratories	46.00	04/17	(2,025)
(54)	Altria Group, Inc.	70.00	03/17	(26,406)
(66)	Altria Group, Inc.	65.00	03/17	(66,198)
(26)	Altria Group, Inc.	73.00	04/17	(5,980)
(27)	Amgen, Inc.	170.00	03/17	(21,735)
(28)	Amgen, Inc.	180.00	04/17	(11,480)
(34)	Amgen, Inc.	175.00	04/17	(22,508)
(16)	Apple, Inc.	128.00	03/17	(14,920)
(27)	Apple, Inc.	130.00	04/17	(22,140)
(49)	Apple, Inc.	125.00	04/17	(61,985)
(105)	Bank of America Corp.	24.00	03/17	(9,450)
(51)	Bank of America Corp.	23.00	03/17	(8,670)
(19)	Bank of America Corp.	20.00	03/17	(8,930)
(54)	Bank of America Corp.	22.00	04/17	(15,336)
(54)	Bristol-Myers Squibb Co.	65.00	03/17	(432)
(27)	Bristol-Myers Squibb Co.	52.50	03/17	(11,610)
(27)	Bristol-Myers Squibb Co.	49.00	03/17	(20,992)
(22)	Bristol-Myers Squibb Co.	52.50	04/17	(9,955)
(27)	Cardinal Health, Inc.	80.00	03/17	(5,738)
(21)	Cardinal Health, Inc.	77.50	03/17	(9,030)
(23)	Chevron Corp.	115.00	03/17	(1,472)
(73)	Chubb, Ltd.	135.00	03/17	(27,740)
(54)	Cisco Systems, Inc.	31.00	03/17	(16,875)
(27)	Cisco Systems, Inc.	30.00	03/17	(11,205)
(41)	Cisco Systems, Inc.	32.00	03/17	(8,835)
(94)	Cisco Systems, Inc.	33.50	04/17	(9,353)
(91)	Cisco Systems, Inc.	34.00	04/17	(6,916)
(82)	Comcast Corp., Class A	37.50	03/17	(4,223)
(36)	Comcast Corp., Class A	37.00	03/17	(3,168)
(68)	Comcast Corp., Class A	38.00	04/17	(3,162)
(112)	Comcast Corp., Class A	38.75	04/17	(4,256)
(26)	CVS Health Corp.	86.00	03/17	(26)
(20)	CVS Health Corp.	83.00	03/17	(60)
(27)	CVS Health Corp.	82.00	04/17	(2,538)
(19)	Diageo PLC, ADR	115.00	03/17	(2,090)
(53)	Diageo PLC, ADR	115.00	04/17	(12,455)
(53)	FNF Group	37.00	03/17	(6,227)
(27)	FNF Group	33.00	03/17	(11,340)
(108)	General Electric Co.	32.00	04/17	(1,080)
(21)	Honeywell International, Inc.	125.00	03/17	(2,940)
(19)	Honeywell International, Inc.	125.00	04/17	(5,206)
Contracts	Security Description	Strike Price	Exp. Date	Value
(18)	Honeywell International, Inc.	$120.00	04/17	$(10,845)
(41)	Intel Corp.	37.50	03/17	(41)
(25)	Intel Corp.	35.50	03/17	(2,600)
(41)	Intel Corp.	40.00	04/17	(123)
(41)	Intel Corp.	37.00	04/17	(2,214)
(22)	Johnson & Johnson	120.00	04/17	(8,580)
(38)	JPMorgan Chase & Co.	82.50	03/17	(31,350)
(21)	JPMorgan Chase & Co.	90.00	04/17	(6,038)
(52)	Kinder Morgan, Inc.	23.00	03/17	(260)
(41)	Kinder Morgan, Inc.	22.00	03/17	(574)
(54)	Kinder Morgan, Inc.	23.00	04/17	(432)
(27)	Marathon Petroleum Corp.	50.00	03/17	(2,903)
(27)	Marathon Petroleum Corp.	55.00	04/17	(1,418)
(41)	Marathon Petroleum Corp.	50.00	04/17	(8,405)
(18)	McDonald's Corp.	127.00	04/17	(4,257)
(19)	McDonald's Corp.	130.00	04/17	(2,736)
(21)	Medtronic PLC	77.00	03/17	(8,715)
(40)	Medtronic PLC	77.50	03/17	(14,200)
(19)	Medtronic PLC	81.00	04/17	(2,242)
(27)	MetLife, Inc.	57.50	03/17	(162)
(40)	MetLife, Inc.	55.00	03/17	(880)
(27)	MetLife, Inc.	53.50	04/17	(2,187)
(32)	MetLife, Inc.	50.00	04/17	(10,480)
(120)	Microsoft Corp.	65.00	03/17	(4,200)
(27)	Microsoft Corp.	65.00	04/17	(1,755)
(23)	Microsoft Corp.	64.50	04/17	(1,932)
(40)	Mondelez International, Inc., Class A	50.00	03/17	(320)
(27)	Mondelez International, Inc., Class A	45.00	04/17	(2,079)
(54)	Mondelez International, Inc., Class A	47.00	04/17	(3,132)
(93)	NextEra Energy, Inc.	130.00	04/17	(32,550)
(27)	Occidental Petroleum Corp.	71.00	03/17	(27)
(54)	Oracle Corp.	41.00	03/17	(10,071)
(41)	Oracle Corp.	42.50	04/17	(4,490)
(40)	Oracle Corp.	41.00	04/17	(8,760)
(35)	Oracle Corp.	40.00	04/17	(10,535)
(54)	PepsiCo, Inc.	110.00	04/17	(10,449)
(40)	Pfizer, Inc.	35.00	03/17	(520)
(41)	Pfizer, Inc.	32.00	03/17	(9,020)
(41)	Pfizer, Inc.	32.00	04/17	(9,348)
(33)	QUALCOMM, Inc.	67.50	03/17	(33)
(27)	QUALCOMM, Inc.	56.00	04/17	(4,617)
(41)	QUALCOMM, Inc.	60.00	04/17	(3,403)
(22)	QUALCOMM, Inc.	57.50	04/17	(3,674)
(44)	Raytheon Co.	155.00	03/17	(8,184)
(21)	Raytheon Co.	150.00	03/17	(10,710)
(32)	Schlumberger, Ltd.	87.00	03/17	(32)
(22)	Target Corp.	76.00	03/17	(22)
(76)	Target Corp.	70.00	04/17	(684)

See Notes to Financial Statements.	2

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
(27)	Target Corp.	$72.50	05/17	$(324)
(16)	The Boeing Co.	165.00	03/17	(25,400)
(63)	The Boeing Co.	165.00	04/17	(102,847)
(39)	The Dow Chemical Co.	62.50	03/17	(3,276)
(27)	The Dow Chemical Co.	63.00	03/17	(2,106)
(47)	The Dow Chemical Co.	61.00	03/17	(9,235)
(21)	The Home Depot, Inc.	139.00	03/17	(12,537)
(22)	The Home Depot, Inc.	145.00	03/17	(3,289)
(21)	The Home Depot, Inc.	140.00	04/17	(12,495)
(31)	The Procter & Gamble Co.	90.00	04/17	(7,145)
(54)	The Walt Disney Co.	105.00	03/17	(28,620)
(34)	The Walt Disney Co.	109.00	04/17	(8,092)
(27)	United Parcel Service, Inc., Class B	104.00	04/17	(8,073)
(47)	United Technologies Corp.	113.00	03/17	(6,650)
(46)	UnitedHealth Group, Inc.	165.00	03/17	(10,856)
(16)	UnitedHealth Group, Inc.	155.00	03/17	(16,840)
(27)	Verizon Communications, Inc.	55.00	03/17	(27)
(117)	Verizon Communications, Inc.	52.50	03/17	(585)
(79)	Wells Fargo & Co.	55.00	03/17	(24,569)
(21)	Wells Fargo & Co.	60.00	04/17	(1,974)
(26)	Wells Fargo & Co.	57.50	04/17	(5,382)
(38)	Wells Fargo & Co.	55.00	04/17	(14,440)
(59)	Weyerhaeuser Co. REIT	33.50	04/17	(4,720)
(29)	Weyerhaeuser Co. REIT	36.00	04/17	(798)
(122)	Weyerhaeuser Co. REIT	34.00	04/17	(10,980)
(41)	Weyerhaeuser Co. REIT	33.00	04/17	(5,371)
(27)	Xilink, Inc.	59.00	04/17	(4,361)
(38)	Xilink, Inc.	60.00	06/17	(10,070)
Total Call Options Written (Premiums Received $(744,786))	(1,122,681)
Put Options Written - (0.2)%
(41)	Abbott Laboratories	38.50	03/17	(41)
(41)	Abbott Laboratories	41.00	03/17	(164)
(41)	Abbott Laboratories	42.50	04/17	(840)
(27)	Abbott Laboratories	43.00	04/17	(1,566)
(27)	Altria Group, Inc.	67.50	06/17	(2,025)
(27)	Amgen, Inc.	145.00	03/17	(108)
(19)	Amgen, Inc.	157.50	03/17	(570)
(41)	Amgen, Inc.	155.00	04/17	(2,624)
(68)	Anheuser-Busch InBev NV, ADR	100.00	03/17	(1,020)
(19)	Apple, Inc.	123.00	03/17	(200)
(19)	Apple, Inc.	125.00	04/17	(874)
(43)	Apple, Inc.	120.00	04/17	(989)
Contracts	Security Description	Strike Price	Exp. Date	Value
(41)	Bank of America Corp.	$22.00	03/17	$(164)
(68)	Bank of America Corp.	21.00	03/17	(68)
(40)	Bank of America Corp.	20.00	03/17	(40)
(162)	Bank of America Corp.	23.00	04/17	(3,240)
(54)	Bank of America Corp.	23.00	04/17	(2,052)
(68)	Bank of America Corp.	22.00	04/17	(1,360)
(68)	Bank of America Corp.	20.00	04/17	(408)
(67)	Bank of America Corp.	19.00	04/17	(201)
(27)	Bristol-Myers Squibb Co.	51.00	03/17	(27)
(54)	Bristol-Myers Squibb Co.	55.00	03/17	(2,916)
(22)	Chevron Corp.	110.00	03/17	(1,562)
(22)	Chevron Corp.	105.00	04/17	(1,518)
(22)	Chubb, Ltd.	135.00	03/17	(1,320)
(19)	Chubb, Ltd.	130.00	03/17	(475)
(54)	Cisco Systems, Inc.	29.00	03/17	(54)
(40)	Cisco Systems, Inc.	28.00	03/17	(40)
(41)	Cisco Systems, Inc.	29.50	03/17	(41)
(54)	Cisco Systems, Inc.	32.00	04/17	(1,134)
(54)	Comcast Corp., Class A	33.25	03/17	(54)
(44)	Comcast Corp., Class A	36.25	03/17	(836)
(92)	Comcast Corp., Class A	35.00	04/17	(2,484)
(27)	CVS Health Corp.	77.50	03/17	(68)
(27)	CVS Health Corp.	76.50	04/17	(945)
(27)	CVS Health Corp.	75.00	04/17	(1,323)
(27)	Exxon Mobil Corp.	82.50	04/17	(5,643)
(22)	Exxon Mobil Corp.	77.50	04/17	(1,441)
(27)	FNF Group	31.00	03/17	(27)
(27)	FNF Group	36.00	04/17	(1,080)
(54)	General Electric Co.	29.00	04/17	(2,133)
(162)	General Electric Co.	28.00	04/17	(3,564)
(21)	Honeywell International, Inc.	115.00	03/17	(273)
(19)	Honeywell International, Inc.	110.00	03/17	(114)
(19)	Honeywell International, Inc.	120.00	04/17	(2,660)
(41)	Intel Corp.	35.00	04/17	(1,804)
(41)	Intel Corp.	34.00	04/17	(1,066)
(41)	JPMorgan Chase & Co.	77.50	03/17	(144)
(22)	JPMorgan Chase & Co.	86.00	04/17	(1,254)
(27)	JPMorgan Chase & Co.	82.50	04/17	(1,660)
(81)	Kinder Morgan, Inc.	21.00	03/17	(567)
(122)	Kinder Morgan, Inc.	21.00	03/17	(3,172)
(54)	Kinder Morgan, Inc.	21.50	03/17	(3,078)
(54)	Kinder Morgan, Inc.	20.50	04/17	(1,242)

See Notes to Financial Statements.	3

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
(41)	Kinder Morgan, Inc.	$21.00	04/17	$(2,439)
(41)	Marathon Petroleum Corp.	44.00	03/17	(41)
(27)	Marathon Petroleum Corp.	42.50	03/17	(27)
(27)	Marathon Petroleum Corp.	42.50	03/17	(27)
(27)	Marathon Petroleum Corp.	44.00	03/17	(27)
(41)	Marathon Petroleum Corp.	45.00	04/17	(2,624)
(22)	McDonald's Corp.	115.00	03/17	(110)
(19)	Medtronic PLC	77.50	04/17	(760)
(27)	MetLife, Inc.	50.00	03/17	(715)
(27)	MetLife, Inc.	48.00	03/17	(432)
(41)	Microsoft Corp.	57.50	03/17	(82)
(40)	Microsoft Corp.	55.00	03/17	(40)
(27)	Microsoft Corp.	60.00	04/17	(972)
(41)	Mondelez International, Inc., Class A	40.00	03/17	(246)
(26)	Mondelez International, Inc., Class A	39.00	03/17	(104)
(27)	Mondelez International, Inc., Class A	38.00	03/17	(54)
(40)	Mondelez International, Inc., Class A	37.00	03/17	(200)
(41)	Mondelez International, Inc., Class A	41.50	04/17	(1,722)
(54)	Mondelez International, Inc., Class A	40.00	04/17	(2,025)
(27)	NextEra Energy, Inc.	115.00	03/17	(27)
(40)	NextEra Energy, Inc.	110.00	03/17	(40)
(27)	NextEra Energy, Inc.	120.00	04/17	(1,417)
(22)	Occidental Petroleum Corp.	65.00	03/17	(2,024)
(27)	Occidental Petroleum Corp.	66.00	04/17	(5,643)
(27)	Occidental Petroleum Corp.	62.50	04/17	(2,754)
(54)	Oracle Corp.	38.00	03/17	(216)
(27)	Oracle Corp.	40.00	04/17	(1,134)
(54)	PepsiCo, Inc.	100.00	06/17	(4,644)
(41)	QUALCOMM, Inc.	60.00	03/17	(15,129)
(41)	QUALCOMM, Inc.	50.00	03/17	(205)
(27)	QUALCOMM, Inc.	52.50	04/17	(1,971)
(41)	QUALCOMM, Inc.	50.00	04/17	(1,476)
(22)	Raytheon Co.	140.00	03/17	(176)
(19)	Raytheon Co.	135.00	03/17	(19)
(22)	Schlumberger, Ltd.	80.00	03/17	(2,343)
(22)	Schlumberger, Ltd.	81.00	04/17	(4,422)
(27)	SPDR S&P 500 ETF Trust	217.00	03/17	(405)
(27)	SPDR S&P 500 ETF Trust	216.00	03/17	(405)

Contracts	Security Description	Strike Price	Exp. Date	Value
(46)	SPDR S&P 500 ETF Trust	$215.00	03/17	$(598)
(27)	SPDR S&P 500 ETF Trust	214.00	03/17	(324)
(73)	SPDR S&P 500 ETF Trust	213.00	03/17	(876)
(27)	SPDR S&P 500 ETF Trust	212.00	03/17	(270)
(27)	SPDR S&P 500 ETF Trust	217.50	03/17	(635)
(41)	SPDR S&P 500 ETF Trust	218.00	04/17	(1,435)
(54)	SPDR S&P 500 ETF Trust	215.00	04/17	(1,458)
(27)	SPDR S&P 500 ETF Trust	214.00	04/17	(689)
(46)	SPDR S&P 500 ETF Trust	213.00	04/17	(1,150)
(46)	SPDR S&P 500 ETF Trust	212.00	04/17	(1,058)
(27)	SPDR S&P 500 ETF Trust	209.00	04/17	(500)
(22)	SPDR S&P 500 ETF Trust	226.00	04/17	(3,124)
(54)	SPDR S&P 500 ETF Trust	225.00	04/17	(7,020)
(27)	SPDR S&P 500 ETF Trust	221.00	04/17	(2,484)
(27)	SPDR S&P 500 ETF Trust	219.00	04/17	(2,092)
(27)	SPDR S&P 500 ETF Trust	218.00	04/17	(1,971)
(41)	SPDR S&P 500 ETF Trust	216.00	04/17	(2,542)
(27)	SPDR S&P 500 ETF Trust	213.00	04/17	(1,350)
(46)	SPDR S&P 500 ETF Trust	212.00	04/17	(2,162)
(46)	SPDR S&P 500 ETF Trust	211.00	04/17	(2,024)
(46)	SPDR S&P 500 ETF Trust	210.00	04/17	(1,932)
(46)	SPDR S&P 500 ETF Trust	209.00	04/17	(1,748)
(27)	SPDR S&P 500 ETF Trust	208.00	04/17	(1,026)
(27)	SPDR S&P 500 ETF Trust	207.00	04/17	(945)
(54)	SPDR S&P 500 ETF Trust	224.00	05/17	(13,122)
(41)	SPDR S&P 500 ETF Trust	222.00	05/17	(8,610)
(54)	SPDR S&P 500 ETF Trust	221.00	05/17	(10,800)
(27)	SPDR S&P 500 ETF Trust	220.00	05/17	(5,022)
(68)	SPDR S&P 500 ETF Trust	219.00	05/17	(11,900)
(54)	SPDR S&P 500 ETF Trust	216.00	05/17	(7,749)
(19)	The Boeing Co.	150.00	03/17	(76)

See Notes to Financial Statements.	4

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
(22)	The Boeing Co.	$145.00	03/17	$(44)
(19)	The Boeing Co.	162.50	04/17	(646)
(19)	The Boeing Co.	155.00	04/17	(684)
(21)	The Dow Chemical Co.	57.00	03/17	(347)
(27)	The Dow Chemical Co.	52.50	03/17	(27)
(40)	The Dow Chemical Co.	50.00	03/17	(40)
(22)	The Dow Chemical Co.	56.00	03/17	(539)
(19)	The Dow Chemical Co.	57.20	03/17	(1,007)
(22)	The Home Depot, Inc.	129.00	03/17	(22)
(22)	The Home Depot, Inc.	135.00	04/17	(880)
(22)	The Home Depot, Inc.	135.00	04/17	(1,694)
(41)	The Procter & Gamble Co.	85.00	05/17	(3,136)
(22)	The Walt Disney Co.	105.00	03/17	(341)
(22)	The Walt Disney Co.	108.00	03/17	(1,518)
(22)	The Walt Disney Co.	100.00	06/17	(2,288)
(22)	United Parcel Service, Inc., Class B	105.00	03/17	(2,167)
(22)	United Parcel Service, Inc., Class B	105.00	04/17	(4,411)
(22)	United Parcel Service, Inc., Class B	100.00	04/17	(1,540)
(19)	UnitedHealth Group, Inc.	150.00	03/17	(323)
(22)	UnitedHealth Group, Inc.	150.00	04/17	(638)
(54)	Verizon Communications, Inc.	46.00	04/17	(1,917)
(27)	Wells Fargo & Co.	53.50	03/17	(108)
(27)	Wells Fargo & Co.	52.50	03/17	(135)
(40)	Wells Fargo & Co.	50.00	03/17	(80)
(27)	Wells Fargo & Co.	55.00	04/17	(2,079)
(27)	Weyerhaeuser Co. REIT	29.00	03/17	(27)
(41)	Weyerhaeuser Co. REIT	29.00	03/17	(41)
(41)	Weyerhaeuser Co. REIT	28.00	04/17	(615)
(27)	Xilink, Inc.	52.50	03/17	(27)
Total Put Options Written (Premiums Received $(535,018))	(245,383)
Total Written Options - (1.3)% (Premiums Received $(1,279,804))	$(1,368,064)

See Notes to Financial Statements.	5

MAI MANAGED VOLATILITY FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2017

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)           Subject to put option written by the Fund.
(c)            Rate presented is yield to maturity.
(d)	All or a portion of this security is held as collateral for written options.
(e)	Variable rate security. Rate presented is as of February 28, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,899,661
Gross Unrealized Depreciation	(1,352,818)
Net Unrealized Appreciation	$3,546,843

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of February 28, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$848,673	$-	$-	$848,673
Consumer Discretionary	5,758,454	-	-	5,758,454
Consumer Staples	7,907,869	-	-	7,907,869
Energy	4,797,676	-	-	4,797,676
Financials	4,847,990	-	-	4,847,990
Health Care	7,434,720	-	-	7,434,720
Industrials	6,037,838	-	-	6,037,838
Information Technology	8,733,382	-	-	8,733,382
Materials	908,996	-	-	908,996
Real Estate	846,372	-	-	846,372
Utilities	1,834,000	-	-	1,834,000
U.S. Government & Agency Obligations	-	34,068,151	-	34,068,151
Money Market Funds	-	24,762,773	-	24,762,773
Total Investments At Value	$49,955,970	$58,830,924	$-	$108,786,894
Total Assets	$49,955,970	$58,830,924	$-	$108,786,894

Liabilities
Other Financial Instruments**
Written Options	(614,792)	(753,272)	-	(1,368,064)
Total Liabilities	$(614,792)	$(753,272)	$-	$(1,368,064)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2017.

PORTFOLIO HOLDINGS
% of Net Assets
Common Stock	45.6%
U.S. Government & Agency Obligations	31.1%
Money Market Fund***	22.6%
Written Options	(1.3)%
Other Assets and Liabilities	2.0%
100.0%

*** Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

PORTFOLIO HOLDINGS
% of Common Stock
Communications	1.7%
Consumer Discretionary	11.5%
Consumer Staples	14.0%
Energy	9.6%
Financials	9.7%
Health Care	16.7%
Industrials	12.1%
Information Technology	17.5%
Materials	1.8%
Real Estate	1.7%
Utilities	3.7%
100.0%

See Notes to Financial Statements.	6

MAI MANAGED VOLATILITY FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 2017

ASSETS
. Total investments, at value (Cost $105,151,791)	$108,786,894
Deposits with brokers	1,365,950
Receivables:
Fund shares sold	101,685
Investment securities sold	584,677
Dividends	179,730
Prepaid expenses	17,659
Total Assets	111,036,595

LIABILITIES
Call options written, at value (Premiums received $744,786)	1,122,681
Put options written, at value (Premiums received $535,018)	245,383
Payables:
Investment securities purchased	503
Fund shares redeemed	13,625
Accrued Liabilities:
Investment adviser fees	47,519
Trustees' fees and expenses	65
Fund services fees	17,114
Other expenses	28,345
Total Liabilities	1,475,235

NET ASSETS	$109,561,360

COMPONENTS OF NET ASSETS
Paid-in capital	$107,970,265
Undistributed net investment income	103,557
Accumulated net realized loss	(2,059,305)
Net unrealized appreciation	3,546,843
NET ASSETS	$109,561,360

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	10,015,812
Investor Class	54,619

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $108,958,453)	$10.88
Investor Class (based on net assets of $602,907)	$11.04

See Notes to Financial Statements.	7

MAI MANAGED VOLATILITY FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED FEBRUARY 28, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $899) .	$719,991
Interest income	62,020
Total Investment Income	782,011
Adviser
EXPENSES
Investment adviser fees	392,761
Fund services fees	97,134
Transfer agent fees:
Institutional Class	5,182
Investor Class	1,308
Non 12b-1 shareholder servicing fees:
Institutional Class	39,099
Investor Class	291
Distribution fees:
Investor Class	735
Custodian fees	5,917
Registration fees:
Institutional Class	8,071
Investor Class	7,836
Professional fees	20,809
Trustees' fees and expenses	5,552
Miscellaneous expenses	30,290
Total Expenses	614,985
Fees waived and expenses reimbursed	(95,804)
Net Expenses	519,181

NET INVESTMENT INCOME	262,830

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(136,444)
Written options	1,396,236
Net realized gain	1,259,792
Net change in unrealized appreciation (depreciation) on:
Investments	2,661,473
Written options	(500,309)
Net change in unrealized appreciation (depreciation)	2,161,164
NET REALIZED AND UNREALIZED GAIN	3,420,956
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,683,786

See Notes to Financial Statements.	8

MAI MANAGED VOLATILITY FUND STATEMENT OF CHANGES IN NET ASSETS

August 31, 2017	#	42794	#	#	42613
For the Six Months Ended February 28, 2017	For the Year Ended August 31, 2016
OPERATIONS
Net investment income	$262,830	$567,394
Net realized gain (loss)	1,259,792	(1,856,674)
Net change in unrealized appreciation (depreciation)	2,161,164	6,979,988
Increase in Net Assets Resulting from Operations	3,683,786	5,690,708

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Class	(306,317)	(417,380)
Net realized gain:
Institutional Class	(293,792)	(3,624,229)
Investor Class	(1,617)	(26,017)
Total Distributions to Shareholders	(601,726)	(4,067,626)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	9,822,077	13,675,259
Investor Class	5,842	43,486
Reinvestment of distributions:
Institutional Class	587,937	3,984,119
Investor Class	1,617	25,276
Redemption of shares:
2	Institutional Class	(7,951,873)	(21,695,190)
1	Investor Class	(18,876)	(276,575)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,446,724	(4,243,625)
Increase (Decrease) in Net Assets	5,528,784	(2,620,543)

NET ASSETS
Beginning of Period	104,032,576	106,653,119
End of Period (Including line (a))	$109,561,360	$104,032,576

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	923,552	1,322,813
Investor Class	535	4,090
Reinvestment of distributions:
Institutional Class	55,280	389,822
Investor Class	149	2,445
Redemption of shares:
Institutional Class	(746,777)	(2,109,823)
Investor Class	(1,749)	(26,559)
Increase (Decrease) in Shares	230,990	(417,212)

(a)	Undistributed net investment income	$103,557	$147,044

See Notes to Financial Statements.	9

MAI MANAGED VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended February 28, 2017		For the Years Ended August 31,
			2016	2015	2014	2013	2012
INSTITUTIONAL CLASS
NET ASSET VALUE,
Beginning of Period	$10.57		$10.40	$11.49	$10.93	$10.86	$10.26
INVESTMENT OPERATIONS
Net investment income (a)	0.03		0.06	0.06	0.04	0.06	0.07
Net realized and unrealized
gain (loss)	0.34		0.51	(0.29)	1.18	0.44	1.00
Total from Investment
Operations	0.37		0.57	(0.23)	1.22	0.50	1.07
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.03)		(0.04)	(0.04)	(0.03)	(0.05)	(0.08)
Net realized gain	(0.03)		(0.36)	(0.82)	(0.63)	(0.38)	(0.39)
Total Distributions to
Shareholders	(0.06)		(0.40)	(0.86)	(0.66)	(0.43)	(0.47)
NET ASSET VALUE, End
of Period	$10.88		$10.57	$10.40	$11.49	$10.93	$10.86
TOTAL RETURN	3.52	%(b)	5.65%	(1.99)%	11.62%	4.81%	10.71%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Period (000's omitted)	$108,958	$103,436		$105,857	$83,343	$71,896	$46,352
Ratios to Average Net Assets:
Net investment income	0.50	%(c)	0.55%	0.53%	0.32%	0.52%	0.66%
Net expenses	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	0.99%
Gross expenses (d)	1.15	%(c)	1.17%	1.11%	1.17%	1.21%	1.53%
PORTFOLIO TURNOVER RATE	34	%(b)	85%	147%	203%	192%	102%

(a)		Calculated based on average shares outstanding during each period.
(b)		Not annualized.
(c)		Annualized.
(d)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	10

MAI MANAGED VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended February 28, 2017		For the Years Ended August 31,
			2016	2015	2014	2013	2012
INVESTOR CLASS
NET ASSET VALUE,
Beginning of Period	$10.71		$10.51	$11.60	$11.00	$10.90	$10.27
INVESTMENT OPERATIONS
Net investment income (a)	0.01		0.03	0.03	0.01	0.03	0.04
Net realized and unrealized
gain (loss)	0.35		0.53	(0.30)	1.22	0.45	1.00
Total from Investment
Operations	0.36		0.56	(0.27)	1.23	0.48	1.04
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—		—	—	—	—	(0.02)
Net realized gain	(0.03)		(0.36)	(0.82)	(0.63)	(0.38)	(0.39)
Total Distributions to
Shareholders	(0.03)		(0.36)	(0.82)	(0.63)	(0.38)	(0.41)
NET ASSET VALUE, End
of Period	$11.04		$10.71	$10.51	$11.60	$11.00	$10.90
TOTAL RETURN	3.36	%(b)	5.46%	(2.33)%	11.62%	4.58%	10.35%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Period (000's omitted)	$603	$596		$796	$912	$916	$6,070
Ratios to Average Net Assets:
Net investment income	0.25	%(c)	0.29%	0.29%	0.07%	0.28%	0.43%
Net expenses	1.24	%(c)	1.24%	1.24%	1.24%	1.24%	1.24%
Gross expenses (d)	4.67	%(c)	4.33%	3.54%	3.40%	2.21%	2.12%
PORTFOLIO TURNOVER RATE	34	%(b)	85%	147%	203%	192%	102%

(a)		Calculated based on average shares outstanding during each period.
(b)		Not annualized.
(c)		Annualized.
(d)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	11

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

Note 1. Organization
The MAI Managed Volatility Fund (the "Fund") is a diversified portfolio of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund's investment objective is income and long-term capital appreciation. Prior to September 28, 2015, the Fund was named Dividend Plus+ Income Fund.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Fund believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser, as defined in Note 3, to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of February 28, 2017, for the Fund's investments is included in the Fund's Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-

12

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of February 28, 2017, are disclosed in the Fund's Schedule of Call and Put Options Written.
Transactions in written options during the period ended February 28, 2017, were as follows:
	Calls		Puts
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding, August 31, 2016	(7,051)	$(1,018,760)	(6,593)	$(405,219)
Options written	(22,927)	(3,008,209)	(20,658)	(1,713,584)
Options terminated in closing transactions	9,974	1,509,132	3,174	280,584
Options exercised	3,724	515,664	881	114,276
Options expired	11,368	1,257,387	17,497	1,188,925
Options Outstanding, February 28, 2017	(4,912)	$(744,786)	(5,699)	$(535,018)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains realized by the Fund, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 28, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.
13

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC, (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates. The Fund has adopted a Distribution Plan (the "Plan") for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $50,000 for service to the Trust ($66,000 for the Chairman). The Audit Committee Chairman and Vice Chairman receive an additional $6,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2018, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the period ended February 28, 2017, fees waived and expenses reimbursed were $95,804.
The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and the resulting expenses do not exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of February 28, 2017, $512,400 is subject to recapture by the Adviser.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended February 28, 2017, were $17,220,418 and $19,708,492, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended February 28, 2017 for any derivative type that was held during the period is as follows:
Written Options	$(4,721,793)

The Fund's use of derivatives during the period ended February 28, 2017, was limited to written options.
14

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of February 28, 2017:
Location	Equity Contracts
Liability derivatives:
Call options written, at value	$(1,122,681)
Put options written, at value	(245,383)
Total liability derivatives	$(1,368,064)

Realized and unrealized gains and losses on derivatives contracts during the period ended February 28, 2017 by the Fund are recorded in the following locations on the Statement of Operations:
Location	Equity Contracts
Net realized gain (loss) on:
Written options	$1,396,236

Net change in unrealized appreciation (depreciation) on:
Written options	$(500,309)

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at February 28, 2017. These amounts may be collateralized by cash or financial instruments.
	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(1,368,064)	$1,368,064	$-	$-

*
Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax
As of August 31, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Ordinary Income	$147,044
Capital and Other Losses	(647,194)
Unrealized Depreciation	(990,815)
Total	$(1,490,965)
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences relating to constructive sales, wash sales and straddles.
For tax purposes, the prior year post-October loss was $647,194 (realized during the period November 1, 2015 through August 31, 2016). This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, September 1, 2016.
Note 8. Underlying Investment in Other Investment Companies
The Fund currently meets the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund by investing a portion of its assets in the Fidelity Investments Money Market Government Portfolio – Class I and holding the shares in a segregated account pledged to the prime broker. The performance of the Fund may be directly affected by the performance of the Fidelity Investments Money Market Government Portfolio – Class I. As of February 28,

15

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2017

2017, the percentage of net assets invested in the Fidelity Investments Money Market Government Portfolio – Class I was 22.6%. The latest financial statements for the Fidelity Investments Money Market Government Portfolio – Class I can be found at www.sec.gov.
Note 9. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Fund's financial statements and related disclosures.
Note 10. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
16

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION FEBRUARY 28, 2017

Investment Advisory Agreement Approval
At the September 8, 2016 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the "Advisory Agreement"). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the Adviser's personnel, operations, financial condition, performance, and services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser's personnel, operations and financial condition and with the Trust's Chief Compliance Officer about the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser's senior management and staff.
The Board considered also the adequacy of the Adviser's resources. The Board noted the Adviser's representation that the firm is financially stable and that the Adviser's financial condition will not impair its ability to provide high-quality advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board's consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its benchmark. The Board observed that the Fund underperformed the S&P 500 Index, the primary benchmark index for the Fund, for the one-, three-, and five-year periods ended June 30, 2016. The Board also considered the Fund's performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. ("Broadridge") noting that, based on the information provided by Broadridge, the Fund outperformed the median of its Broadridge peer group for the one- and three-year periods ended June 30, 2016, and performed at the median of the peer group for the five-year period ended June 30, 2016. The Board noted the Adviser's representation that the Fund's underperformance over the relevant periods relative to its primary benchmark index was attributable primarily to the Fund's positions in dividend growth stocks, a category of securities that continued to underperform value stocks in the general market. In addition, the Board noted the Adviser's representation that, although the Fund's primary benchmark index was not necessarily an optimal representation of the Fund's strategy goals, the Adviser believed it to be the best benchmark currently available for the Fund's unique investment strategy. The Board noted the Adviser's representation that the Fund's investment strategy was designed to provide capital appreciation over the long term and was designed to perform better in downward trending, volatile markets, as opposed to the rising market environment experienced in 2015. Based on the foregoing, the Board determined that the Fund's performance was reasonable and that the Fund and its shareholders could benefit from the Adviser's continued management of the Fund.
Compensation
The Board evaluated the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund's Broadridge peer group. The Board noted that each of the Adviser's actual advisory fee rate and actual total expense ratio for the Fund were the lowest in the Broadridge peer group. In addition, the Board noted the Adviser's representation that the Fund receives a discount from the Adviser's standard fee schedule in order to keep the overall expense ratio at a level that the Adviser believes is advantageous to asset accumulation. Based on the foregoing, the Board concluded that the Adviser's advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser's resources devoted to the Fund, as well as the Adviser's

17

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION FEBRUARY 28, 2017

discussion of costs and profitability. The Board noted the Adviser's representation that it did not maintain separately identifiable profit and loss information for the Fund, however, based on other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser's costs of services and profits attributable to management of the Fund were reasonable in the context of all factors considered.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser's representation that the Fund already receives a substantial discount compared to its other accounts using the same strategy in order to keep the Fund's overall expense ratio at its current low level and that the Adviser would need additional asset growth in order to achieve economies of scale. The Board also noted that the Adviser's actual advisory fee and actual total expenses are the lowest in the Broadridge peer group in light of the Adviser's waiver of fees and reimbursement of expenses under the Adviser's contractual expense cap.
Other Benefits
The Board noted the Adviser's representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016, through February 28, 2017.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
18

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION FEBRUARY 28, 2017

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class
Actual	$1,000.00	$1,035.20	$5.00	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%
Investor Class
Actual	$1,000.00	$1,033.63	$6.25	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21	1.24%

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

19

MAI Managed Volatility Fund

Investor Class
(DIVPX)
Institutional Class
(MAIPX)

INVESTMENT ADVISER

MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-SAR-0217

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Not applicable).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 10, 2017

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 10, 2017